Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Perpetual Americas Funds Trust
Entity Central Index Key	0001830437
Document Period End Date	Jun. 30, 2024
C000244336 [Member]
Shareholder Report [Line Items]
Fund Name	Trillium ESG Small/Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	TSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Trillium ESG Small/Mid Cap Fund (“Fund”) for the period of October 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Small/Mid Cap Fund (Institutional Shares/TSMDX)	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended June 30, 2024, Trillium ESG Small/Mid Cap Fund (Institutional Shares/TSMDX) returned 3.14%, net of fees. The Fund underperformed its performance benchmark, the Russell 2500® Index, which returned 10.47%, as well as the overall equity market. Underperformance was largely driven by our selection in the Information Technology and Health Care sectors. Our selection in Consumer Discretionary and Communication Services contributed to performance. Allocation effects were moderately detractive from active performance with contributions from Communication Services and Health Care that were not enough to offset detractions from the Fund’s intentional lack of exposure to the Energy sector and underweight to the Financials sector.
TOP PERFORMANCE CONTRIBUTORS
Deckers Outdoor Corporation | The apparel company had impressive performance during the 12-month period ended June 30, 2024 largely due to its brand power, expansion, and strategic diversification efforts. Despite its strength, we expect that Deckers will need to address certain operational challenges in global supply chains and labor shortages in order to maintain its growth profile.
Cyberark Software | The cybersecurity company demonstrated strong earnings results during the period and their identity security platform has gained momentum among existing and new customers. Management’s steady execution and competitive platform positioning has fueled its recent success.
TOP PERFORMANCE DETRACTORS
Omnicell, Inc | The company faced financial headwinds including revenue declines during the 12-month period ended June 30, 2024 and lowered its near-term outlook as demand for its medical management and pharmacy automation equipment continues to be weak despite a differentiated suite of solutions.
SolarEdge Technologies | The energy technology company faced revenue declines, cost challenges, and competitive pressures during the period as demand across the solar market decreased. We believe the company’s recent management changes and recent re-capitalization supports future growth opportunities through product innovation.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Shares since its inception on August 31, 2015. It assumes a $100,000 initial investment at inception.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	Since Inception
Trillium ESG Small/Mid Cap Fund (Institutional Shares/TSMDX)	3.14%	6.72%	7.28%
Russell 2500® Index	10.47%	8.31%	9.15%
Russell 3000® Index	23.13%	14.14%	13.54%
S&P 1000® Total Return Index	12.08%	9.61%	10.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
During the year ended June 30, 2024, the Fund made various changes to its benchmark indices including the addition of the Russel 3000® Index, a broad-based performance index that meets new regulatory requirements and includes market segments in which the Fund does not primarily invest. The Fund also replaced the S&P 1000® Total Return Index with the Russell 2500® Index, which is the benchmark the Fund uses for comparison to how the Fund is managed. Perpetual Americas Funds Services and Trillium believe that the Russell 2500® Index reflects the Fund's investment portfolio of small- and mid-sized companies and is more widely used in the marketplace, as well as more familiar to investors, than the S&P 1000® Total Return Index.

Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit https://www.trilliuminvest.com/mutual-funds/trillium-esg-small-mid-cap-fund for the most recent performance information.
Net Assets	$ 40,220,306
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 239,549
Investment Company Portfolio Turnover	31.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,220,306
Total number of portfolio holdings	71
Total advisory fees paid	$239,549
Portfolio turnover rate as of the end of the reporting period	31.34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS

BJ's Wholesale Club Holdings, Inc.	2.8%
CyberArk Software Ltd.	2.7%
LPL Financial Holdings, Inc.	2.4%
Burlington Stores, Inc.	2.4%
Merit Medical Systems, Inc.	2.3%
Jones Lang LaSalle, Inc.	2.2%
East West Bancorp, Inc.	2.2%
MYR Group, Inc.	2.1%
Tetra Tech, Inc.	2.1%
New York Times (The) Co. - Class A	2.0%
Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS

BJ's Wholesale Club Holdings, Inc.	2.8%
CyberArk Software Ltd.	2.7%
LPL Financial Holdings, Inc.	2.4%
Burlington Stores, Inc.	2.4%
Merit Medical Systems, Inc.	2.3%
Jones Lang LaSalle, Inc.	2.2%
East West Bancorp, Inc.	2.2%
MYR Group, Inc.	2.1%
Tetra Tech, Inc.	2.1%
New York Times (The) Co. - Class A	2.0%

Material Fund Change [Text Block]
Material Fund Changes
The Trillium ESG Small/Mid Cap Fund reorganized into a newly established series of Perpetual Americas Funds Trust effective October 30, 2023 (the “Reorganization”).  Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Trillium ESG Small/Mid Cap Fund, a series of Professionally Managed Portfolios.
In connection with the Reorganization, Perpetual Americas Funds Services[1] became the Fund's investment adviser and Trillium Asset Management, LLC (“Trillium”) became the Fund's sub-adviser. In addition, Perpetual Americas Funds Services contractually agreed to limit fund operating expense to 0.97% of average daily net assets through February 1, 2025.
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 28, 2024 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]	In addition, Perpetual Americas Funds Services contractually agreed to limit fund operating expense to 0.97% of average daily net assets through February 1, 2025.
Material Fund Change Adviser [Text Block]	In connection with the Reorganization, Perpetual Americas Funds Services[1] became the Fund's investment adviser and Trillium Asset Management, LLC (“Trillium”) became the Fund's sub-adviser.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 28, 2024 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Updated Prospectus Phone Number	866-260-9549312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
Accountant Change Date	Oct. 30, 2023
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Starting October 30, 2023, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PWC”) became the independent registered public accounting firm of the Fund and replaced Tait, Weller & Baker LLP as the predecessor fund's accounting firm. PWC serves as the accounting firm for all funds in the Perpetual Americas Funds Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal years ended June 30, 2022 and June 30, 2023, or for the period from July 1, 2023 through October 27, 2023.

C000244332 [Member]
Shareholder Report [Line Items]
Fund Name	Trillium ESG Global Equity Fund
Class Name	Institutional Shares
Trading Symbol	PORIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Trillium ESG Global Equity Fund (“Fund”) for the period of October 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Institutional Shares/PORIX)	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended June 30, 2024, Trillium ESG Global Equity Fund (Institutional Shares/PORIX) returned 11.72%, net of fees. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 19.37%, as well as the overall equity market. This underperformance was largely driven by our selection in the Financials sector and our allocation and selection in Consumer Staples. Our historical and long-standing avoidance of the Energy sector contributed to active performance.
TOP PERFORMANCE CONTRIBUTORS
Nvidia Corporation | During the reporting period, NVDA continued to show strength in overall financial metrics related to very strong demand for the company's leading edge AI semiconductor chips. Earnings estimates continued to move higher for the company as pricing power continues to support gross margins and revenue growth.
Taiwan Semiconductor Manufacturing | Taiwan Semiconductor was a top performer during the year ended June 30, 2024 as demand for the company's manufacturing services remains robust as a key partner to leading semiconductor companies including Nvidia. The sell through of AI chips by key customers was a driving factor in recent outperformance. The outlook of the company remains positive with improving margins and excellent visibility into year-end.
TOP PERFORMANCE DETRACTORS
IPG Photonics Corporation  | The industrial fiber laser company unperformed during the reporting period as near-term price competition from Chinese competitors and macroeconomic headwinds have caused declines in revenue. Yet, the company’s welding segment, particularly vehicle welding applications, remained a source of stability.
Kering | The luxury goods conglomerate faced challenges during the year ended June 30, 2024 in extracting maximum value from its brands, most notably Gucci. The company struggled to optimize revenue and profitability during the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Trillium ESG Global Equity Fund (Institutional Shares/PORIX)	11.72%	10.61%	9.18%
MSCI ACWI	19.37%	10.76%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit https://www.trilliuminvest.com/mutual-funds/trillium-esg-global-equity-fund for the most recent performance information.
Net Assets	$ 959,065,191
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 7,674,673
Investment Company Portfolio Turnover	27.31%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$959,065,191
Total number of portfolio holdings	96
Total advisory fees paid	$7,674,673
Portfolio turnover rate as of the end of the reporting period	27.31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS

Microsoft Corp.	5.8%
NVIDIA Corp.	5.4%
Alphabet, Inc. - Class A	4.7%
Apple, Inc.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.5%
Novo Nordisk A/S - Class B	2.0%
Visa, Inc. - Class A	2.0%
TJX Cos. (The), Inc.	1.6%
Unilever PLC	1.6%
Target Corp.	1.5%
Sector Allocation
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS

Microsoft Corp.	5.8%
NVIDIA Corp.	5.4%
Alphabet, Inc. - Class A	4.7%
Apple, Inc.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.5%
Novo Nordisk A/S - Class B	2.0%
Visa, Inc. - Class A	2.0%
TJX Cos. (The), Inc.	1.6%
Unilever PLC	1.6%
Target Corp.	1.5%

Material Fund Change [Text Block]
Material Fund Changes
The Trillium ESG Global Equity Fund reorganized into a newly established series of Perpetual Americas Funds Trust effective October 30, 2023 (the “Reorganization”).  Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Trillium ESG Global Equity Fund, a series of Professionally Managed Portfolios.
In connection with the Reorganization, Perpetual Americas Funds Services[1] became the Fund's investment adviser and Trillium Asset Management, LLC (“Trillium”) became the Fund's sub-adviser. In addition, Perpetual Americas Funds Services contractually agreed to limit fund operating expense to 0.99% of average daily net assets through February 1, 2025.
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 28, 2024 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]	In addition, Perpetual Americas Funds Services contractually agreed to limit fund operating expense to 0.99% of average daily net assets through February 1, 2025.
Material Fund Change Adviser [Text Block]	In connection with the Reorganization, Perpetual Americas Funds Services[1] became the Fund's investment adviser and Trillium Asset Management, LLC (“Trillium”) became the Fund's sub-adviser.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 28, 2024 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Updated Prospectus Phone Number	866-260-9549312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
Accountant Change Date	Oct. 30, 2023
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Starting October 30, 2023, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PWC”) became the independent registered public accounting firm of the Fund and replaced Tait, Weller & Baker LLP as the predecessor fund's accounting firm. PWC serves as the accounting firm for all funds in the Perpetual Americas Funds Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal years ended June 30, 2022 and June 30, 2023, or for the period from July 1, 2023 through October 27, 2023.

C000244333 [Member]
Shareholder Report [Line Items]
Fund Name	Trillium ESG Global Equity Fund
Class Name	Investor Shares
Trading Symbol	PORTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Trillium ESG Global Equity Fund (“Fund”) for the period of October 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Investor Shares/PORTX)	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended June 30, 2024, Trillium ESG Global Equity Fund (Investor Shares/PORTX) returned 11.45%, net of fees. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 19.37%, as well as the overall equity market. This underperformance was largely driven by our selection in the Financials sector and our allocation and selection in Consumer Staples. Our historical and long-standing avoidance of the Energy sector contributed to active performance.
TOP PERFORMANCE CONTRIBUTORS
Nvidia Corporation  | During the reporting period, NVDA continued to show strength in overall financial metrics related to very strong demand for the company's leading edge AI semiconductor chips. Earnings estimates continued to move higher for the company as pricing power continues to support gross margins and revenue growth.
Taiwan Semiconductor Manufacturing | Taiwan Semiconductor was a top performer during the year ended June 30, 2024 as demand for the company's manufacturing services remains robust as a key partner to leading semiconductor companies including Nvidia. The sell through of AI chips by key customers was a driving factor in recent outperformance. The outlook of the company remains positive with improving margins and excellent visibility into year-end.
TOP PERFORMANCE DETRACTORS
IPG Photonics Corporation  | The industrial fiber laser company unperformed during the reporting period as near-term price competition from Chinese competitors and macroeconomic headwinds have caused declines in revenue. Yet, the company’s welding segment, particularly vehicle welding applications, remained a source of stability.
Kering | The luxury goods conglomerate faced challenges during the year ended June 30, 2024 in extracting maximum value from its brands, most notably Gucci. The company struggled to optimize revenue and profitability during the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Trillium ESG Global Equity Fund (Investor Shares/PORTX)	11.45%	10.31%	8.88%
MSCI ACWI	19.37%	10.76%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit https://www.trilliuminvest.com/mutual-funds/trillium-esg-global-equity-fund for the most recent performance information.
Net Assets	$ 959,065,191
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 7,674,673
Investment Company Portfolio Turnover	27.31%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$959,065,191
Total number of portfolio holdings	96
Total advisory fees paid	$7,674,673
Portfolio turnover rate as of the end of the reporting period	27.31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS

Microsoft Corp.	5.8%
NVIDIA Corp.	5.4%
Alphabet, Inc. - Class A	4.7%
Apple, Inc.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.5%
Novo Nordisk A/S - Class B	2.0%
Visa, Inc. - Class A	2.0%
TJX Cos. (The), Inc.	1.6%
Unilever PLC	1.6%
Target Corp.	1.5%
Sector Allocation
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS

Microsoft Corp.	5.8%
NVIDIA Corp.	5.4%
Alphabet, Inc. - Class A	4.7%
Apple, Inc.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.5%
Novo Nordisk A/S - Class B	2.0%
Visa, Inc. - Class A	2.0%
TJX Cos. (The), Inc.	1.6%
Unilever PLC	1.6%
Target Corp.	1.5%

Material Fund Change [Text Block]
Material Fund Changes
The Trillium ESG Global Equity Fund reorganized into a newly established series of Perpetual Americas Funds Trust effective October 30, 2023 (the “Reorganization”).  Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Trillium ESG Global Equity Fund, a series of Professionally Managed Portfolios.
In connection with the Reorganization, Perpetual Americas Funds Services[1] became the Fund's investment adviser and Trillium Asset Management, LLC (“Trillium”) became the Fund's sub-adviser. In addition, Perpetual Americas Funds Services contractually agreed to limit fund operating expense to 1.24% of average daily net assets through February 1, 2025.
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 28, 2024 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]	In addition, Perpetual Americas Funds Services contractually agreed to limit fund operating expense to 1.24% of average daily net assets through February 1, 2025.
Material Fund Change Adviser [Text Block]	In connection with the Reorganization, Perpetual Americas Funds Services[1] became the Fund's investment adviser and Trillium Asset Management, LLC (“Trillium”) became the Fund's sub-adviser.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 28, 2024 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Updated Prospectus Phone Number	866-260-9549312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
Accountant Change Date	Oct. 30, 2023
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Starting October 30, 2023, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PWC”) became the independent registered public accounting firm of the Fund and replaced Tait, Weller & Baker LLP as the predecessor fund's accounting firm. PWC serves as the accounting firm for all funds in the Perpetual Americas Funds Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal years ended June 30, 2022 and June 30, 2023, or for the period from July 1, 2023 through October 27, 2023.